INTERIM CONSOLIDATED BALANCE SHEETS (USD $)	Apr. 30, 2013	Jul. 31, 2012	Jul. 31, 2011
ASSETS
Cash and cash equivalents	$ 406,581	$ 246,309	$ 2,798,797
Accounts receivable		0	8,690
Inventory (Note 6)		0	717,442
Other current assets	68,481	200,552	225,052
Total Current Assets	475,062	446,861	3,749,981
Property and Equipment, Net (Note 3)	95,933	704,678	1,271,867
Assets Held for Investment, Net (Note 3)	655,906	858,377	3,634,929
Patents, Net (Note 4)	2,391,896	2,634,458	3,349,588
TOTAL ASSETS	3,618,797	4,644,374	12,006,365
LIABILITIES AND STOCKHOLDERS' (DEFICIENCY)/EQUITY
Accounts payable and accrued expenses (Note 7)	7,426,919	7,015,652	7,738,179
Deferred revenue	229,621	263,125	369,748
Current maturities of long-term debt (Note 10)	625,793	1,222,746	1,210,271
Total Current Liabilities	8,282,333	8,501,523	9,318,198
Long-Term Debt, Net (Note 10)	0	441,415	1,869,795
Derivative Warrant Liability (Note 12)	3,436,312	4,081,627	8,745,508
Derivative Additional Investment Rights Liability (Note 12)		0	515,000
Total Liabilities	11,718,645	13,024,565	20,448,501
Commitments and Contingencies (Note 8)
Stockholders' Deficiency (Notes 11 and 13):
Common stock, $.001 par value; authorized 750,000,000 shares at July 31, 2012 and 2011, respectively; 354,161,297 and 308,519,768 shares issued and outstanding at July 31, 2012 and 2011, respectively	500,955	354,161	308,520
Additional paid-in capital	352,817,393	348,099,813	338,124,525
Deficit accumulated during the development stage	(362,713,813)	(357,611,780)	(347,744,756)
Accumulated other comprehensive income	764,617	777,615	869,575
Total Stockholders' Deficiency	(8,099,848)	(8,380,191)	(8,442,136)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY	3,618,797	4,644,374	12,006,365
Series A Convertible Preferred Stock [Member]
Stockholders' Deficiency (Notes 11 and 13):
9% Convertible Preferred Stock	0	0	0
Series B Convertible Preferred Stock [Member]
Stockholders' Deficiency (Notes 11 and 13):
9% Convertible Preferred Stock	0	0	0
Series C Convertible Preferred Stock [Member]
Stockholders' Deficiency (Notes 11 and 13):
9% Convertible Preferred Stock	0	0
Series D Convertible Preferred Stock [Member]
Stockholders' Deficiency (Notes 11 and 13):
9% Convertible Preferred Stock	$ 531,000	$ 0